Taxes on Income (Details) - Schedule of Income Tax Rate	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Israeli [Member]
Taxes on Income (Details) - Schedule of Income Tax Rate [Line Items]
Income tax rates	23.00%	23.00%